Transfers of Financial Assets - Additional Information (Detail) - EUR (€) € in Billions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Amount of collateral pledged for derivative transactions	€ 4.7	€ 2.3